CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net loss for the year	$ (147,998)	$ (81,607)
Adjustments for items not affecting cash:
Share-based compensation	10,863	31,282
Fair value loss on financial instruments	5,500	0
Depreciation and amortization	120	348
Gain on sale of lab equipment	(7)	0
Unrealized foreign currency translation gain	(492)	(15,548)
Other loss	0	20
Cash flows used in operating activities before net changes in non-cash working capital items	(132,014)	(65,505)
Net changes in non-cash working capital items:
Accounts receivable	(934)	(790)
Prepaid expenses	(6,824)	(13,278)
Other current assets	2,024	(417)
Accounts payable and accrued liabilities	4,477	7,662
Net cash flows used in operating activities	(133,271)	(72,328)
INVESTING ACTIVITIES
Purchase of equipment and intangible assets	(1,373)	(1,396)
Proceeds on sale of lab equipment	10	0
Net cash flows used in investing activities	(1,363)	(1,396)
FINANCING ACTIVITIES
Proceeds on issuance of common shares, net	146,052	14,305
Proceeds on issuance of convertible debentures	44,500	0
Proceeds from issuance of pre-funded warrants, net	28,099	0
Options exercised	53	0
Taxes paid related to net share settlement of RSUs	(75)	0
Share issuance costs	(240)	0
Repayment of convertible debentures	(20,150)	0
Lease payments	0	(210)
Net cash flows provided by financing activities	198,239	14,095
Effects of exchange rate changes on cash	(269)	(687)
Net increase (decrease) in cash	63,336	(60,316)
Cash, beginning of year	93,922	154,238
Cash, end of year	157,258	93,922
Supplemental cash flow information:
Interest received	4,946	5,658
Interest paid	5,500	0
Income taxes paid	$ 0	$ 0